Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

January 30, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Aetna Multi-Strategy 1099 Fund (811-22713)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is Amendment No. 2 (the “Amendment”) to the registration statement on Form N-2 of Aetna Multi-Strategy 1099 Fund (the “Registrant”). The Amendment is being filed pursuant to the Investment Company Act of 1940, as amended, and the applicable rules thereunder. The purpose of the Amendment is to include the most current financial statements of the Registrant and to make other non-material changes. The Registrant represents that the Amendment would be filed pursuant to Rule 485(b) of the Securities Act of 1933, as amended, if the Registrant was an open-end management investment company.

Questions and comments may be directed to the undersigned at (215) 988-2620.

Very truly yours,

/s/ Earthen E. Johnson
Earthen E. Johnson